COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)		3 Months Ended
	Mar. 17, 2026	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Subsequent Event [Line Items]
Warrants to purchase shares				2,240,000
Proceeds from warrant exercises		$ 20,085
Warrant [Member]
Subsequent Event [Line Items]
Warrants to purchase shares		5,000
Proceeds from warrant exercises		$ 20,085
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Warrants to purchase shares	5,000
Proceeds from warrant exercises	$ 20,085